ACCOUNTS RECEIVABLE (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 70,062	$ 95,685
Allowance for doubtful accounts	(32,785)	(40,525)
Accounts receivable, net	37,277	55,160
Bad debt expense	$ 0	$ 2,739